INVESTMENTS IN NON-CONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
INVESTMENTS IN NON-CONSOLIDATED AFFILIATES

11. INVESTMENTS IN NON-CONSOLIDATED AFFILIATES

The Company maintains investments in several non-consolidated affiliates, which are located in China, France, Germany, Italy, Korea, Turkey and the United States. The Company does not hold a controlling interest in an entity based on exposure to economic risks and potential rewards (variable interests) for which it is the primary beneficiary. Further, the Company’s joint ventures are businesses established and maintained in connection with its operating strategy and are not special purpose entities.

The following represents the Company’s aggregate investments and direct ownership in these affiliates:

	December 31 2012	December 31 2011
	(Millions of Dollars)

Investments in non-consolidated affiliates	$240	$228

Direct ownership percentages	2% to 50%	2% to 50%

The following table represents amounts reflected in the Company’s financial statements related to non-consolidated affiliates:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Equity earnings of non-consolidated affiliates	$34	$37	$32
Cash dividends received from non-consolidated affiliates	31	16	43

The following tables present selected aggregated financial information of the Company’s non-consolidated affiliates:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Statements of Operations
Sales	$682	$744	$605
Gross margin	151	138	135
Income from continuing operations	91	101	90
Net income	79	88	72

	December 31 2012	December 31 2011
	(Millions of Dollars)
Balance Sheets
Current assets	$301	$293
Noncurrent assets	343	358
Current liabilities	153	115
Noncurrent liabilities	39	23

The Company holds a 50% non-controlling interest in a joint venture located in Turkey (“Turkey JV”). The Turkey JV was established in 1995 for the purpose of manufacturing and marketing automotive parts, including pistons, piston rings, piston pins, and cylinder liners to original equipment and aftermarket customers. The Company purchases/sells inventory from/to the Turkey JV. Purchases from the Turkey JV for the years ended December 31, 2012, 2011 and 2010 were $150 million, $171 million and $127 million, respectively. Sales to the Turkey JV for the years ended December 31, 2012, 2011 and 2010 were $45 million, $46 million and $36 million, respectively. The Company had net accounts payable balances with the Turkey JV of $5 million and $6 million as of December 31, 2012 and 2011, respectively.

The Company has determined that its investments in Chinese joint venture arrangements are considered to be “limited-lived” as such entities have specified durations ranging from 30 to 50 years pursuant to regional statutory regulations. In general, these arrangements call for extension, renewal or liquidation at the discretion of the parties to the arrangement at the end of the contractual agreement. Accordingly, a reasonable assessment cannot be made as to the impact of such arrangements on the future liquidity position of the Company.